Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2045 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2045 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.89%)
Since Inception	5.19%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0390
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	4.97%	[1]

[1]	AFrom August 31, 2018.